Precious metals delivery and purchase agreement - Disclosure of net metals contract liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Line items]
Net metals liability, beginning of year	$ 0	$ 36,837
Revision from liabilities to retained earnings	0	(5,183)
Revised net metals liability, beginning of year	35,804	31,654
Advance increase (net of financing expense)	0	12,512
Delivery of metals purchased	(18,233)	(18,564)
Revaluation of metals liability	23,455	10,202
Net metals liability, end of year	41,026	35,804
Current portion	21,308	12,887
Non-current portion	19,718	22,917
Total	$ 41,026	$ 35,804